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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: JUNE 30, 2002
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         PEGASUS INVESTMENTS, INC.
                 -------------------------------
   Address:      141 PORTLAND STREET, SUITE 300
                 -------------------------------
                 BOSTON, MA 02114
                 -------------------------------


Form 13F File Number:
                      --------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    ANDREW D. KOPPERL
         -------------------------------
Title:   PRESIDENT
         -------------------------------
Phone:   (617) 367-8500
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ ANDREW D. KOPPERL                 BOSTON, MA          8/6/02
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/x/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
                                        --------------------

Form 13F Information Table Entry Total:       37
                                        --------------------

Form 13F Information Table Value Total:   $128,387 (in thousands)
                                        --------------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None








                                      -2-


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                      FORM 13F INFORMATION TABLE


COLUMN 1               COLUMN 2     COLUMN 3   COLUMN 4    COLUMN 5                  COLUMN 6    COLUMN 7          COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                      TITLE OF                   VALUE     SHRS OR     SH/ PUT/      INVSTMT      OTHER       VOTING AUTHORITY
NAME OF ISSUER          CLASS        CUSIP      (X1000)    PRN AMT     PRN CALL      DSCRETN     MANAGERS   SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN WTR WKS INC.    COM        30411102     4183       96800         SH           SOLE                 96800

AT&T CORP                COM        1957109      3823       357333        SH           SOLE                357333

AT&T Corp ex-
distribution             COM        A0155681     1217       316000        SH           SOLE                316000

BANCORP CONN INC.        COM        59684100     2495       88900         SH           SOLE                 88900

BANK UTD CORP
LITIGATION              RIGHT       65416117      18        201473        SH           SOLE                201473

CARDINAL HEALTH INC.     COM       14149Y108     3056       49760         SH           SOLE                 49760

CHASE INDS INC.          COM       161568100     1643       118300        SH           SOLE                118300

CHILES OFFSHORE INC.     COM       16888M104     2088       86121         SH           SOLE                 86121

COLLATERAL
THERAPEUTICS             COM       193921103     4526       383200        SH           SOLE                383200

CONECTIV INC             COM       206829103     10940      423870        SH           SOLE                423870

DIGENE CORP              COM       253752109     2810       238925        SH           SOLE                238925

DYNACARE INC             COM       267920205     4053       184330        SH           SOLE                184330

ELAN PLC                RIGHT      G29539148      22       3088181        SH           SOLE                3088181

GENERAL MTRS CORP        COM       370442832      985       94700         SH           SOLE                 94700

GENERAL MTRS
Jan 15 P                 OPT       37044T9M0      568        947         Put           SOLE                  947

GENTIVA HEALTH
SERVICES INC.            COM       37247A102     1630       181249        SH           SOLE                181249

GULF INDONESIA
RES LTD.                 COM       402284103     4419       335000        SH           SOLE                335000

HNC SOFTWARE INC.        COM       40425P107     6557       392600        SH           SOLE                392600

IMMUNEX CORP             COM       452528102     7599       340169        SH           SOLE                340169

IVEX PACKAGING
CORP                     COM       465855104     4868       213800        SH           SOLE                213800

JP REALTY INC            COM       46624A106     3687       138349        SH           SOLE                138349

MCAFEE COM CORP          CL A      579062100     1454       99344         SH           SOLE                 99344

MICRO GENERAL CORP       COM       594838302     2652       158900        SH           SOLE                158900

NORTEK INC               COM       656559101      902       20000         SH           SOLE                 20000

PENNZOIL-QUAKER
STATE COMPANY            COM       709323109     8373       388900        SH           SOLE                388900

PETROLEUM GEO-SVCS       ADR       716597109     1342       372699        SH           SOLE                372699

R G S ENERGY GROUP
INC.                     COM       74956K104     10321      263300        SH           SOLE                263300

READERS DIGEST
ASSN INC.                CL B      755267200     5614       244100        SH           SOLE                244100

SILVERSTREAM
SOFTWARE INC.            COM       827907106     2623       293400        SH           SOLE                293400

SKILLSOFT CORP           COM       83066P101      115       14700         SH           SOLE                 14700

SPACELABS MED INC.       COM       846247104     2778       195600        SH           SOLE                195600

TICKETMASTER             CL B      88633P203     2937       157000        SH           SOLE                157000

TRIGON HEALTHCARE
INC                      COM       89618L100      835        8300         SH           SOLE                 8300

TRW INC                  COM       872649108     3555       62400         SH           SOLE                 62400

UNILAB CORP              COM       904763208     9376       342300        SH           SOLE                342300

UNIVISION
COMMUNICATIONS
INC.                     CL A      914906102     2937       93500         SH           SOLE                 93500

VERITAS DGC INC.         COM       92343P107     1386       110000        SH           SOLE                110000